Financial instruments - Narrative (Details) $ in Thousands	24 Months Ended
	Jan. 07, 2022 USD ($)	Mar. 31, 2022 USD ($) CAD ($)	Mar. 31, 2021 USD ($) CAD ($)	Mar. 31, 2020 USD ($)	Jan. 07, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		$ 953,654	$ 807,150	$ 210,969
Undrawn borrowing facilities		$ 25,000
Nominal amount of hedging instrument		26,000,000	0
Level 3 | Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			$ 0
Equity price risk
Disclosure of detailed information about financial instruments [line items]
10% change in the ordinary share price of the company, impact on accrual for social costs		$ 527
Gastrofix
Disclosure of detailed information about financial instruments [line items]
Contingent consideration recognised as of acquisition date					$ 0
Gastrofix | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 0
Gastrofix | Forecast
Disclosure of detailed information about financial instruments [line items]
Maximum amount of potential contingent consideration payable	$ 10,030